TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
TRADE ACCOUNTS PAYABLE
17 TRADE ACCOUNTS PAYABLE

	12/31/2024	12/31/2023
In local currency
Third party (1) (2)	4,681,065	3,946,185
Related party (Note 11.1) (3)	1,457	1,023
In foreign currency
Third party (2)	1,350,763	1,625,011
	6,033,285	5,572,219
(1)Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on December 31, 2024 was R$555,063 (R$281,350 at December 31, 2023).
(2)Within the balance of suppliers, the following balances refer to the Cerrado Project, R$107,418 (R$523,408 on December 31, 2023) in local currency and R$241,497 (R$1,080,028 on December 31, 2023) in foreign currency.
(3)The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.

17.1 Long-term commitments
The Company entered into long-term take-or-pay agreements with chemicals, transportation and natural gas suppliers. These agreements contain termination and supply interruption clauses in the event of defaults on certain essential obligations. Generally, the Company purchases the minimum amounts agreed under the agreements, and hence there is no liability recorded in the amount that is recognized each month. The total contractual obligations assumed on December 31, 2024 were R$26,239,939 (R$14,606,380 at December 31, 2023).